LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
LEASES
Schedule of supplemental cash flow and total lease cost information

	Three Months Ended	Three Months Ended
	March 31,	March 31,
	2026	2025
Cash payments for operating leases	199	171
Operating lease expense	197	170
Finance lease expense (income)	3	6

	Twelve Months	Twelve Months
	Ended	Ended
	December 31,	December 31,
	2025	2024
Cash payments for operating leases	712	662
Operating lease expense	698	657
Finance lease expense (income)	252	59

Schedule of future lease payments under operating leases

Operating
Leases
2026	162
Total future lease payments	162
Less imputed interest	(3)
Total lease liability balance	159

Operating
Leases
2026	215

Total future lease payments	215
Less imputed interest	(7)
Total lease liability balance	208